Document and Entity Information	12 Months Ended
Jun. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2013
Registrant Name	PRUDENTIAL INVESTMENT PORTFOLIOS 4
Central Index Key	0000807394
Amendment Flag	false
Document Creation Date	Jun. 28, 2013
Document Effective Date	Jun. 28, 2013
Prospectus Date	Jun. 28, 2013